SHARE-BASED COMPENSATION - Fair value assumptions for share options (Details) - year	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Expected volatility	56.69%	51.20%
Risk-free interest rate	1.41%	1.73%
Expected lives (in years)	1.1	5.7